CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE	$ 969	$ 0	$ 5,918	$ 0
OPERATING EXPENSES
Advisory and consultancy fee	36,000	245,318	954,289	2,033,611
Management services fee to related parties	75,000	75,000	300,000	300,000
Legal and professional fees	32,366	18,780	103,085	75,629
Software development expense	30,400	21,000	79,977	284,869
Donation	0	45,000	45,000	0
Website development and marketing expenses	24,321	2,898	114,044	31,323
Rent and Utilities	4,855	3,502	21,878	12,000
Salaries and wages	8,037	0
Travel expenses			39,216	2,491
Depreciation expense	3,440
Office and general	18	4,367	14,606	6,800
Total operating expenses	214,437	415,865	1,672,095	2,746,723
OTHER INCOME AND EXPENSES
Day one derivative expense			950,072	0
Change in fair value of derivative liability	307,421	0	(377,344)	0
Net loss on settlement of liability			34,290	0
Interest and bank charges	28,248	6,295	65,008	1,543
Exchange loss	511	5,862	6,465	0
Net loss before income taxes	(549,648)	(428,022)	(2,344,668)	(2,748,266)
Income taxes	0	0	0	0
Net loss	$ (549,648)	$ (428,022)	$ (2,344,668)	$ (2,748,266)
Loss per share, basic and diluted (in dollars per share)	$ (0.011)	$ (0.020)	$ (0.09)	$ (0.34)
Weighted average shares - basic and diluted (in shares)	48,697,206	21,294,167	27,315,764	8,053,274